ACCOUNTS RECEIVABLE NET (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE NET
Accounts receivable allowance for doubtful accounts	$ 0.5	$ 0.6